Note 7 - Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Equipment	€ 10,502	€ 10,177
Less: accumulated depreciation and amortization	(7,732)	(8,055)
Total	2,770	2,123
Equipment [Member]
Equipment	7,002	7,203
Furniture and Fixtures [Member]
Equipment	€ 3,500	€ 2,974